Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Compensation Related Costs [Abstract]
Bonus Plan Expenses

Our bonus expenses for the Board of Management (including Mr. Nickl and Mr. Meurice) and senior management were as follows:

Year ended December 31 (in thousands)	2013 EUR	2012 EUR	2011 EUR

Bonus expenses	32,698	16,474	15,557

Bonus Costs Under Performance Related Bonus Plan	Our bonus costs under these plans were as follows:

Year ended December 31 (in thousands)	2013 EUR	2012 EUR	2011 EUR

Bonus expenses	30,631	14,588	13,131

Assumption of Black-Scholes Option Valuation of Fair Value of Company's Stock Options

The Black-Scholes option valuation of our stock options is based on the following assumptions:

Year ended December 31	2013	2012	2011

Weighted average share price (in EUR)	62.0	40.3	28.0
Volatility (in percentage)	27.0	25.6	37.8
Expected life (in years)	5.6	5.0	4.8
Risk free interest rate	0.8	2.1	2.9
Expected dividend yield (in EUR)	2.00	1.45	1.25
Forfeiture rate[1]	-	-	-

1	As of year end for each of the three years ended December 31, forfeitures are estimated to be nil.

Stock Options

Other details with respect to stock options are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2013	2012	2011	2013	2012	2011

Weighted average fair value of stock options granted	14.22	8.97	8.28	21.74	11.87	10.42
Weighted average share price at the exercise date of stock options	59.53	40.45	29.39	77.25	50.88	41.94
Aggregate intrinsic value of stock options exercised (in thousands)	15,924	71,331	30,204	11,086	12,684	11,323
Aggregate remaining contractual term of currently exercisable options (years)	3.09	3.59	2.08	3.12	3.17	1.80
Aggregate intrinsic value of exercisable stock options (in thousands)	37,441	34,438	39,384	22,781	21,882	20,492
Aggregate intrinsic value of outstanding stock options (in thousands)	38,718	35,671	45,141	25,369	22,433	20,791

Stock Option Transactions

The number and weighted average exercise prices of stock options as of December 31, 2013, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options		Weighted average exercise price per ordinary share (USD)

Outstanding, January 1, 2013	1,128,162	16.38	494,836		19.06
Granted	28,308	58.35	101,400	[1]	60.86
Exercised	(358,581)	15.12	(178,374)		14.86
Forfeited	(4,234)	20.27	(7,311)		23.81
Expired	(11,353)	10.11	(3,916)		11.33

Outstanding, December 31, 2013	782,302	18.55	406,635		31.31
Exercisable, December 31, 2013	731,452	16.85	325,026		23.61

1	USD-denominated grants include 79,153 options with a weighted average exercise price of USD 53.07 which have been assumed by ASML as part of the acquisition of Cymer.

Outstanding Stock Options

Details with respect to the stock options outstanding are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (EUR)	Number of outstanding options at December 31, 2013	Weighted average remaining contractual life of outstanding options (years)	Range of exercise prices (USD)	Number of outstanding options at December 31, 2013	Weighted average remaining contractual life of outstanding options (years)

0 -10	-	-	0 - 10	20,560	1.97
10 -15	380,681	2.36	10 - 15	133,117	0.90
15 - 20	185,086	3.11	15 - 20	4,311	4.80
20 - 25	141,192	4.05	20 - 25	80,019	3.92
25 - 40	24,843	7.76	25 - 40	93,456	5.72
40 - 50	25,256	8.80	40 - 50	1,468	7.70
50 - 60	6,156	9.17	50 - 60	9,540	8.71
60 - 70	19,088	9.76	60 - 70	1,383	9.07
70 - 80	-	-	70 - 80	43,993	9.14
80 - 90	-	-	80 - 90	18,788	9.78

Total	782,302	3.46	Total	406,635	4.23

Summary of Share Plans

Details with respect to shares are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2013	2012	2011	2013	2012	2011

Total fair value at vesting date of shares vested during the year (in thousands)	38,280	16,179	9,155	51,798	5,392	1,956
Weighted average fair value of shares granted	55.83	36.15	28.09	83.58	47.71	39.00

Employee Share Issuances

A summary of the status of conditionally outstanding shares as of December 31, 2013, and changes during the year ended December 31, 2013, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date (EUR)	Number of shares		Weighted average fair value at grant date (USD)

Conditional shares outstanding at January 1, 2013	1,693,610	29.92	249,094		40.71
Granted	548,786	55.83	1,852,320	[1]	83.58
Vested/Issued	(635,753)	26.94	(628,802)		76.12
Forfeited	(62,311)	33.40	(92,292)		78.94

Conditional shares outstanding at December 31, 2013	1,544,332	40.21	1,380,320		79.55

1	USD-denominated grants include 1,634,990 shares with a weighted average fair value of USD 83.94 which have been assumed by ASML as part of the acquisition of Cymer.

Pension Costs

Our pension and retirement expenses for all employees for the three years ended December 31, 2013, 2012 and 2011 were:

Year ended December 31 (in thousands)	2013 EUR	2012 EUR	2011 EUR

Pension plan based on multi-employer union plan	40,476	34,525	31,819
Pension plans based on defined contribution	19,799	15,773	14,128

Pension and retirement expenses	60,275	50,298	45,947